Employee Stock Options - Summary of Stock Options Outstanding and Exercisable (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options Outstanding	578,750	115,750	110,750	110,750
Weighted Average Remainder Contractual Terms Outstanding Beginning	8 years 8 months 12 days	6 years 3 months 18 days	7 years 2 months 12 days	8 years 2 months 12 days
Options Outstanding, Exercise Price	$ 2.65	$ 30.00	$ 32.00
Number of Options Exercisable	110,667	106,570	78,049
Options Exercisable, Exercise Price	$ 5.43	$ 32.00	$ 32.00